Net interest income	12 Months Ended
Dec. 31, 2017
Details of Net interest income [Abstract]
Net interest income
32.	Net interest income

Net interest income for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016	2017
Interest income:
Cash and due from banks	~~W~~	225,554	185,534	167,793
Trading assets		510,764	454,274	489,836
Financial assets designated at fair value through profit or loss		48,264	43,398	57,899
Available-for-sale financial assets		665,561	632,829	671,912
Held-to-maturity financial assets		539,190	561,823	651,107
Loans		9,024,682	9,230,303	9,673,635
Others		115,689	128,141	86,472

		11,129,704	11,236,302	11,798,654
Interest expense:
Deposits		(2,861,027)	(2,586,742)	(2,482,415)
Borrowings		(325,564)	(300,759)	(352,069)
Debt securities issued		(1,183,758)	(1,085,830)	(1,085,366)
Others		(66,422)	(57,605)	(35,851)

		(4,436,771)	(4,030,936)	(3,955,701)

Net interest income	~~W~~	6,692,933	7,205,366	7,842,953